Income Taxes (Schedule Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
United States	$ 121.1	$ 196.7	$ 26.9
Outside the United States	41.2	34.3	29.5
Income from continuing operations before income taxes	162.3	231.0	56.4
SB/RH Holdings, LLC [Member]
United States	129.1	202.4	33.3
Outside the United States	41.3	34.3	29.5
Income from continuing operations before income taxes	$ 170.4	$ 236.7	$ 62.8